Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended				6 Months Ended
	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jul. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 5,863				$ 5,590
Credit facilities unused					$ 4,793				$ 4,324
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage					25.00%
Caribbean Utilities | Unsecured Revolving Committed Credit Facility
Debt Instrument [Line Items]
Increase in unsecured debt								$ 20
FortisBC Energy | Uncommitted Letter Of Credit Facility
Debt Instrument [Line Items]
Debt instrument, term				2 years
Maximum borrowing capacity				$ 55
FortisAlberta | Non-Revolving Committed Facility
Debt Instrument [Line Items]
Debt instrument, term				1 year
Maximum borrowing capacity				$ 150
Corporate | Unsecured Revolving Term Committed Facility
Debt Instrument [Line Items]
Debt instrument, term			1 year
Maximum borrowing capacity							$ 500
Three Point One Three Percent First Mortgage Bonds | ITC | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, term	31 years
Debt instrument, face amount	$ 180
Interest rate	3.13%					3.13%
Three Point Six Two Percent Unsecured Senior Notes | Central Hudson | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, term	40 years
Debt instrument, face amount	$ 30
Interest rate	3.62%					3.62%
Two Point Five Four Percent Unsecured Debentures | FortisBC Energy | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, term	30 years
Debt instrument, face amount						$ 200
Interest rate	2.54%					2.54%
Committed facilities with maturities ranging from 2021 through 2025
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 5,600
Unsecured Non-Revolving Uncommitted Credit Facility | UNS Energy
Debt Instrument [Line Items]
Termination of debt			$ 225
Uncommitted Credit Facility | Central Hudson
Debt Instrument [Line Items]
Termination of debt		$ 10
Unsecured Revolving Committed Credit Facility | Central Hudson | Subsequent Event
Debt Instrument [Line Items]
Termination of debt	$ 50